N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
Entity Central Index Key	0001104304
Entity Investment Company Type	N-4
Document Period End Date	Dec. 17, 2025
Amendment Flag	false
C000003362 [Member] | C000006679 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series